CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jul. 20, 2021	Feb. 01, 2021
CURRENT ASSETS
Cash	$ 71,974		$ 93,344			$ 670,522
Prepaid expenses and other assets	24,215		175,023			324,280
Total current assets	96,189		268,367			994,802
Prepaid expenses- non current						175,024
Investments held in Trust Account	32,821,231		205,927,087			202,006,302
TOTAL ASSETS	32,917,420		206,195,454			203,176,128
CURRENT LIABILITIES
Note Payable - related party	2,250,000		1,000,000
Accounts payable	730,219		458,776			113,695
Due to affiliate	407,693		347,693			227,693
Total current liabilities	3,387,912		1,806,469			341,388
Derivative warrant liabilities	540,000		540,000			8,992,000
Deferred underwriting fee payable	9,000,000		9,000,000			9,000,000	$ 9,000,000
Total liabilities	12,927,912		11,346,469			18,333,388
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(12,832,223)		(11,078,602)			(17,164,062)
Total Shareholders' Deficit	(12,831,723)	$ (13,030,999)	(11,078,102)	$ (10,064,288)	$ (14,037,397)	(17,163,562)		$ 0
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' DEFICIT	32,917,420		206,195,454			203,176,128
Class A ordinary shares subject to possible redemption
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption, $0.0001 par value, 3,011,425 shares at redemption value of $10.90 at June 30, 2023 and 20,000,000 shares at redemption value of $10.30 per share at December 31, 2022, respectively	32,821,231		205,927,087			202,006,302
Class A ordinary shares not subject to possible redemption
SHAREHOLDERS' DEFICIT
Ordinary shares	0		0			0
Class B Ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares	$ 500		$ 500			$ 500